SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders of Federated High Yield Trust. The report covers the six-month period from March 1, 1999 through August 31, 1999. The report includes an investment review by the fund's portfolio manager, followed by a complete listing of portfolio holdings and the financial statements.

This mutual fund is managed to pursue the significant opportunities available in the lower-grade corporate bond market. 1 At the end of the reporting period, its well-diversified portfolio included high yield bonds issued by companies that span the business and industrial spectrum. Each holding is the result of an intensive research process.

During the reporting period, the fund paid dividends of $0.34 per share and produced a total return of (0.41%) 2 that was impacted by a net asset value decline of $0.44 per share. The fund's net assets totaled $913 million on the last day of the reporting period.

Thank you for participating in Federated High Yield Trust. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

October 15, 1999

1 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

High yield bonds generated strong relative returns during the reporting period although absolute returns were lackluster as rising interest rates took their toll. A strong domestic economy, signs of life in economic activity abroad and two Federal Reserve Board rate increases caused the yield on 10 year U.S. Treasury securities to rise 59 basis points. Early in the reporting period, strong economic growth led to substantial spread tightening and very strong relative performance for high yield bonds. However, rising default rates, negative supply demand technicals (perhaps driven by Y2K planning by both issuers and investors) and increasing credit concerns about specific issuers in the consumer durable, theater exhibition, healthcare, and satellite telephone sectors led to very weak performance in the high yield sector. For example, the yield spread between high yield bonds and U.S. Treasuries began the reporting period at 613 basis points, tightened to 559 basis points at the end of April, and then widened to 594 basis points by the end of the reporting period. For the reporting period as a whole, the Lehman Brothers High Yield Bond Index 1 returned 0.57%, outperforming the Lehman Brothers Aggregate Bond Index,2 a measure of high quality bond performance, which returned (0.80%).

The fund underperformed the Lehman Brothers High Yield Bond Index as well as the Lipper High Current Yield Fund Average. 2 Several factors negatively impacted performance. The fund was underweight in the energy sector which generated strong returns given rising energy prices. The fund's positions in the textile area underperformed on disappointing financial performance by several issuers. Specific positions in Jitney Jungle, a southeast food retailer; Sterling Chemicals, a commodity chemical producer; Genesis Healthcare, a long term care provider; Regal Cinemas, the largest theater exhibitor in the U.S. and Paging Network, the largest paging company in the U.S., underperformed based on disappointing operating performance. The fund was also underweight in the lower quality triple C sector which returned 5.67% versus the single B sector (where the fund has its largest exposure) which returned 0.04%. On the positive side, the fund's default experience remains well below the overall high yield sector's. For example, the fund had no exposure to Iridium and ICO Global, two high profile defaults in the satellite telephone sector. The fund's holdings in the energy sector generated strong returns as did telecommunication holdings in Metronet and Triton PCS and the fund's position in UIH Australia.

1 Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as percentage of the original investment . Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 Lipper figures represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do no reflect sales charge.

For the balance of 1999, we believe high yield bonds offer attractive relative returns given strong domestic economic growth and very attractive yield spreads. These two factors together typically indicate strong relative return potential. However, the technical environment may prove challenging in the short term as Y2K concerns impact the timing of new issue supply as well as investor's demand for high yield securities. We expect issuance to be heavy in September and October before slowing into year end while investors may underweight high yield securities in favor of higher quality securities.

From a portfolio perspective, we continue to be overweight in the telecommunications sector given the powerful secular growth characteristics of the sector. Positions that have underperformed recently but where we continue to see substantial value are being maintained or selectively increased.

Shareholder Meeting Results

A Special Meeting of Shareholders of Federated High Yield Trust was held on March 23, 1999. On January 22, 1999, the record date for shareholders voting at the meeting, there were 122,495,959 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees: 1



                                                 WITHHELD
                                                 AUTHORITY
NAMES                               FOR          TO VOTE
Thomas G. Bigley                    72,506,280   1,447,275
John T. Conroy, Jr.                 72,524,978   1,428,577
Nicholas P. Constantakis            72,531,889   1,421,666
John F. Cunningham                  72,573,447   1,380,108
J. Christopher Donahue              72,544,025   1,409,530
Peter E. Madden                     72,577,719   1,375,836
Charles F. Mansfield, Jr.           72,585,426   1,368,129
John E. Murray, Jr., J.D., S.J.D.   72,570,414   1,383,141
John S. Walsh                       72,589,246   1,364,309


1 The following Trustees continued their terms as Trustees: John F. Donahue, Lawrence D. Ellis, M.D. and Marjorie P. Smuts

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the fund's independent auditors:



                       ABSTENTIONS
                       AND BROKER
FOR          AGAINST   NON-VOTES
72,691,505   352,516   909,534


AGENDA ITEM 3

To make changes to the fund's fundamental investment policies:

(a) To approve a revision in the fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding:



                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
54,121,973   3,436,808   16,394,774


(b) To approve making non-fundamental the fund's fundamental investment policy regarding investing in lower-rated fixed income securities:



                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
54,312,593   3,441,735   16,199,227


AGENDA ITEM 4

To eliminate the fund's fundamental investment policy on investing in oil, gas, and minerals:



                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
54,950,647   2,897,954   16,104,954


AGENDA ITEM 5

To approve amendments and restatements of the fund's Declaration of Trust:

(a) To require the approval by a majority of outstanding voting shares in the event of the sale or conveyance of the assets of the fund to another trust or corporation:



                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
56,375,718   1,870,608   15,707,229


(b) To permit the Board of Trustees to liquidate assets of the fund without shareholder approval:



                         ABSTENTIONS
                         AND BROKER
FOR          AGAINST     NON-VOTES
50,175,667   7,677,882   16,100,006


Portfolio of Investments

AUGUST 31, 1999 (UNAUDITED)



PRINCIPAL
AMOUNT                                              VALUE
                    CORPORATE BONDS-90.5%
                    AEROSPACE & DEFENSE-0.3%
  $  1,950,000    1 Anteon Corp., Sr. Sub.
                    Note, 12.00%, 5/15/2009          $   1,911,000
     1,000,000    1 Condor Systems, Inc., Sr.
                    Sub. Note, 11.875%,
                    5/1/2009                               940,000
                    TOTAL                                2,851,000
                    AUTO/TRUCK-0.4%
     1,000,000    1 J.L. French Automotive
                    Castings, Inc., Sr. Sub.
                    Note, 11.50%, 6/1/2009               1,002,500
     2,425,000    1 HDA Parts System, Inc., Sr.
                    Sub. Note, 12.00%,
                    8/1/2005                             2,461,375
                    TOTAL                                3,463,875
                    AUTOMOBILE-2.1%
     4,050,000      Accuride Corp., Sr. Sub.
                    Note, Series B, 9.25%,
                    2/1/2008                             3,928,500
     3,563,000      Aftermarket Technology
                    Co., Sr. Sub. Note, 12.00%,
                    8/1/2004                             3,652,075
     5,000,000      American Axle &
                    Manufacturing, Inc.,
                    Company Guarantee, 9.75%,
                    3/1/2009                             5,075,000
       475,000      Collins & Aikman Products
                    Co., Sr. Sub. Note, 11.50%,
                    4/15/2006                              477,375
     1,000,000      Lear Corp., Sub. Note,
                    9.50%, 7/15/2006                     1,040,000
     1,000,000      Motor Coach Industries
                    International, Inc., Sr.
                    Sub. Note, 11.25%,
                    5/1/2009                               995,000
     3,700,000      Oxford Automotive, Inc.,
                    Company Guarantee,
                    10.125%, 6/15/2007                   3,644,500
                    TOTAL                               18,812,450
                    BANKING-0.8%
     8,150,000      GS Escrow Corp., Sr. Note,
                    7.125%, 8/1/2005                     7,743,804
                    BEVERAGE & TOBACCO-0.1%
       700,000      National Wine & Spirits,
                    Inc., Company Guarantee,
                    10.125%, 1/15/2009                     710,500
                    BROADCAST RADIO & TV-6.3%
     7,250,000      ACME Television, LLC, Sr.
                    Disc. Note, 0/10.875%,
                    9/30/2004                            6,017,500
     1,250,000      Benedek Communications
                    Corp., Sr. Sub. Note,
                    0/13.25%, 5/15/2006                  1,081,250
     7,350,000      Big City Radio, Inc.,
                    Company Guarantee,
                    0/11.25%, 3/15/2005                  5,108,250
     1,000,000      Capstar Broadcasting
                    Partners, Inc., Sr. Sub.
                    Note, 9.25%, 7/1/2007                1,015,000
     3,000,000      Chancellor Media Corp.,
                    Company Guarantee, 10.50%,
                    1/15/2007                            3,262,500
     7,500,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 8.125%,
                    12/15/2007                           7,143,750
     3,925,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 8.75%,
                    6/15/2007                            3,905,375
     8,250,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 9.375%,
                    10/1/2004                            8,373,750
     4,000,000      Cumulus Media, Inc., Sr.
                    Sub. Note, 10.375%,
                    7/1/2008                             4,150,000
    13,125,000      Fox/Liberty Networks, LLC,
                    Sr. Disc. Note, 0/9.75%,
                    8/15/2007                           10,237,500
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    BROADCAST RADIO & TV-
                    CONTINUED
  $  1,300,000      Sinclair Broadcast Group,
                    Inc., Sr. Sub. Note,
                    10.00%, 9/30/2005                $   1,319,500
     3,125,000      Sinclair Broadcast Group,
                    Inc., Sr. Sub. Note, 8.75%,
                    12/15/2007                           2,968,750
     1,100,000      Sinclair Broadcast Group,
                    Inc., Sr. Sub. Note, 9.00%,
                    7/15/2007                            1,056,000
     2,225,000      Young Broadcasting, Inc.,
                    Sr. Sub. Note, 10.125%,
                    2/15/2005                            2,302,875
                    TOTAL                               57,942,000
                    BUILDING & DEVELOPMENT-
                    1.9%
     1,200,000      American Architectural
                    Products Corp., Sr. Note,
                    11.75%, 12/1/2007                      546,000
     4,625,000      American Builders &
                    Contractors Supply Co.,
                    Inc., Sr. Sub. Note,
                    10.625%, 5/15/2007                   4,278,125
     1,975,000      Building Materials Corp.
                    of America, Sr. Note,
                    8.00%, 10/15/2007                    1,817,000
     8,825,000    2 Falcon Building Products,
                    Inc., Sr. Sub. Disc. Note,
                    0/10.50%, 6/15/2007                  6,221,625
     3,200,000    1 Formica Corp., Sr. Sub.
                    Note, 10.875%, 3/1/2009              3,040,000
     1,275,000    1 Juno Lighting, Inc., Sr.
                    Sub. Note, 11.875%,
                    7/1/2009                             1,262,250
                    TOTAL                               17,165,000
                    BUSINESS EQUIPMENT &
                    SERVICES-2.8%
     2,950,000    1 Avis Rent A Car, Inc., Sr.
                    Sub. Note, 11.00%,
                    5/1/2009                             3,023,750
     7,750,000      Dialog Corp. PLC, Sr. Sub.
                    Note, 11.00%, 11/15/2007             6,916,875
     3,725,000    2 Electronic Retailing
                    Systems International,
                    Inc., Sr. Disc. Note,
                    0/13.25%, 2/1/2004                   1,024,375
     4,225,000    1 Fisher Scientific
                    International, Inc., Sr.
                    Sub. Note, 9.00%, 2/1/2008           3,971,500
     3,750,000      Fisher Scientific
                    International, Inc., Sr.
                    Sub. Note, 9.00%, 2/1/2008           3,525,000
     6,100,000      U.S. Office Products Co.,
                    Sr. Sub. Note, 9.75%,
                    6/15/2008                            3,507,500
     3,483,000      United Stationers Supply
                    Co., Sr. Sub. Note, 12.75%,
                    5/1/2005                             3,796,470
                    TOTAL                               25,765,470
                    CABLE TELEVISION-9.5%
        67,574      Australis Media Ltd., Sr.
                    Disc. Note, 5/15/2003                      676
     3,950,000    2 Australis Media Ltd.,
                    Unit, 0/14.00%, 5/15/2003               39,500
     2,000,000      CSC Holdings, Inc., Sr.
                    Note, 7.875%, 12/15/2007             1,935,780
     1,265,000      CSC Holdings, Inc., Sr.
                    Sub. Deb., 9.875%,
                    2/15/2013                            1,299,788
     4,375,000      CSC Holdings, Inc., Sr.
                    Sub. Note, 9.25%,
                    11/1/2005                            4,462,500
     8,825,000    2 Diamond Cable
                    Communications PLC, Sr.
                    Disc. Note, 0/10.75%,
                    2/15/2007                            6,883,500
     3,850,000      Diamond Cable
                    Communications PLC, Sr.
                    Note, 9.125%, 2/1/2008               3,907,750
     3,225,000 1, 2 Diva Systems Corp., Sr.
                    Disc. Note, 0/12.625%,
                    3/1/2008                               725,625
     4,300,000    1 Echostar DBS Corp., Sr.
                    Note, 9.375%, 2/1/2009               4,300,000
     6,400,000    2 International Cabletel,
                    Inc., Sr. Defd. Cpn. Note,
                    0/11.50%, 2/1/2006                   5,568,000
     1,000,000      Lenfest Communications,
                    Inc., Sr. Sub. Note,
                    10.50%, 6/15/2006                    1,132,500
     6,250,000      Lenfest Communications,
                    Inc., Sr. Sub. Note, 8.25%,
                    2/15/2008                            6,328,125
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    CABLE TELEVISION-CONTINUED
  $ 12,150,000 1, 2 NTL, Inc., 0/12.375%,
                    10/1/2008                        $   8,110,125
     4,700,000    2 NTL, Inc., Sr. Note,
                    0/9.75%, 4/1/2008                    3,125,500
     5,700,000    1 NTL, Inc., Sr. Note,
                    11.50%, 10/1/2008                    6,127,500
     2,850,000      Pegasus Communications
                    Corp., Sr. Note, 9.625%,
                    10/15/2005                           2,807,250
     2,350,000    1 Pegasus Communications
                    Corp., Sr. Note, 9.75%,
                    12/1/2006                            2,338,250
     3,300,000      Pegasus Media, Note,
                    12.50%, 7/1/2005                     3,663,000
     1,325,000    2 RCN Corp., Sr. Disc. Note,
                    0/11.125%, 10/15/2007                  901,000
     2,675,000    2 RCN Corp., Sr. Note,
                    0/11.00%, 7/1/2008                   1,658,500
     5,800,000      Rogers Cablesystems Ltd.,
                    Sr. Sub. Gtd. Note, 11.00%,
                    12/1/2015                            6,554,000
     3,000,000 1, 2 TeleWest PLC, Sr. Disc.
                    Note, 0/9.25%, 4/15/2009             1,845,000
     1,150,000    1 TeleWest PLC, Sr. Note,
                    11.25%, 11/1/2008                    1,230,500
     9,825,000    2 UIH Australia/Pacific, Sr.
                    Disc. Note, 0/14.00%,
                    5/15/2006                            7,467,000
     8,000,000    2 United International
                    Holdings, Inc., Sr. Secd.
                    Disc. Note, 0/10.75%,
                    2/15/2008                            4,660,000
                    TOTAL                               87,071,369
                    CHEMICALS & PLASTICS-3.5%
       750,000      Buckeye Cellulose Corp.,
                    Sr. Sub. Note, 8.50%,
                    12/15/2005                             735,000
     1,750,000      Foamex L.P., Sr. Sub. Note,
                    13.50%, 8/15/2005                    1,758,750
     5,775,000    1 Huntsman Corp., Sr. Sub.
                    Note, 9.50%, 7/1/2007                5,471,812
     3,000,000      Huntsman ICI Chemicals
                    LLC, Sr. Sub. Note,
                    10.125%, 7/1/2009                    3,045,000
     7,350,000      Lyondell Chemical Co., Sr.
                    Sub. Note, Series B,
                    10.875%, 5/1/2009                    7,497,000
     8,400,000      Polymer Group, Inc., Sr.
                    Sub. Note, 9.00%, 7/1/2007           8,064,000
     6,075,000    2 Sterling Chemicals
                    Holdings, Inc., Sr. Disc.
                    Note, 0/13.50%, 8/15/2008            1,731,375
     2,550,000      Sterling Chemicals, Inc.,
                    Sr. Sub. Note, 11.75%,
                    8/15/2006                            1,797,750
     2,325,000      Texas Petrochemicals
                    Corp., Sr. Sub. Note,
                    11.125%, 7/1/2006                    2,046,000
                    TOTAL                               32,146,687
                    CLOTHING & TEXTILES-1.8%
     3,125,000      Collins & Aikman
                    Floorcoverings, Inc., Sr.
                    Sub. Note, 10.00%,
                    1/15/2007                            3,156,250
     3,850,000      Dyersburg Corp., Sr. Sub.
                    Note, 9.75%, 9/1/2007                1,559,250
     2,575,000      GFSI, Inc., Sr. Sub. Note,
                    9.625%, 3/1/2007                     2,072,875
     4,450,000      Glenoit Corp., Sr. Sub.
                    Note, 11.00%, 4/15/2007              2,914,750
     4,900,000      Pillowtex Corp., Sr. Sub.
                    Note, 10.00%, 11/15/2006             4,532,500
     2,975,000      Pillowtex Corp., Sr. Sub.
                    Note, 9.00%, 12/15/2007              2,603,125
                    TOTAL                               16,838,750
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    CONGLOMERATES-0.6%
  $  6,375,000      Eagle Picher Industries,
                    Inc., Sr. Sub. Note,
                    9.375%, 3/1/2008                 $   5,896,875
                    CONSUMER PRODUCTS-3.7%
     3,000,000    1 Albecca, Inc., Company
                    Guarantee, 10.75%,
                    8/15/2008                            2,295,000
     3,150,000      American Safety Razor Co.,
                    Sr. Note, 9.875%, 8/1/2005           3,173,625
     2,850,000      Amscan Holdings, Inc., Sr.
                    Sub. Note, 9.875%,
                    12/15/2007                           2,294,250
     3,925,000      Chattem, Inc., Sr. Sub.
                    Note, 8.875%, 4/1/2008               3,748,375
       850,000      Diamond Brands Operating
                    Corp., Sr. Sub. Note,
                    10.125%, 4/15/2008                     658,750
     1,450,000    2 Diamond Brands, Inc., Sr.
                    Disc. Deb., 0/12.875%,
                    4/15/2009                              268,250
     2,850,000      NBTY, Inc., Sr. Sub. Note,
                    8.625%, 9/15/2007                    2,372,625
    13,950,000      Revlon Consumer Products
                    Corp., Sr. Note, 8.625%,
                    2/1/2008                            11,648,250
       175,000    1 Scotts Co., Sr. Sub. Note,
                    8.625%, 1/15/2009                      170,625
     2,000,000    2 Sealy Mattress Co.,
                    Company Guarantee,
                    0/10.875%, 12/15/2007                1,350,000
     1,250,000      Sealy Mattress Co., Sr.
                    Sub. Note, 9.875%,
                    12/15/2007                           1,218,750
     1,925,000    1 True Temper Sports, Inc.,
                    Sr. Sub. Note, 10.875%,
                    12/1/2008                            1,809,500
     1,525,000    1 United Industries Corp.,
                    Sr. Sub. Note, 9.875%,
                    4/1/2009                             1,334,375
     1,000,000    1 Volume Services America,
                    Inc., Sr. Sub. Note,
                    11.25%, 3/1/2009                     1,065,000
                    TOTAL                               33,407,375
                    CONTAINER & GLASS
                    PRODUCTS-0.8%
     2,250,000    1 Russell Stanley Holdings,
                    Inc., Sr. Sub. Note,
                    10.875%, 2/15/2009                   2,103,750
     5,300,000      Tekni-Plex, Inc., Sr. Sub.
                    Note, 9.25%, 3/1/2008                5,194,000
                    TOTAL                                7,297,750
                    ECOLOGICAL SERVICES &
                    EQUIPMENT-0.9%
     7,000,000      Allied Waste North
                    America, Inc., Sr. Note,
                    7.625%, 1/1/2006                     6,475,000
     2,000,000      Allied Waste North
                    America, Inc., Sr. Note,
                    7.875%, 1/1/2009                     1,820,000
                    TOTAL                                8,295,000
                    ELECTRONICS-1.1%
     1,675,000    1 Fairchild Semiconductor
                    Corp., Sr. Sub. Note,
                    10.375%, 10/1/2007                   1,649,875
     8,350,000      Telecommunications
                    Techniques Co., LLC, Sr.
                    Sub. Note, 9.75%,
                    5/15/2008                            7,974,250
                    TOTAL                                9,624,125
                    FARMING & AGRICULTURE-0.1%
     1,000,000    1 Royster-Clark, Inc., 1st
                    Mtg. Note, 10.25%,
                    4/1/2009                               965,000
                    FOOD PRODUCTS-2.0%
     6,500,000    1 Agrilink Foods, Inc., Sr.
                    Sub Note, 11.875%,
                    11/1/2008                            6,142,500
     1,000,000      Aurora Foods, Inc., Sr.
                    Sub. Note, Series B,
                    9.875%, 2/15/2007                    1,002,500
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    FOOD PRODUCTS-CONTINUED
  $  3,625,000      Eagle Family Foods, Inc.,
                    Sr. Sub. Note, 8.75%,
                    1/15/2008                        $   2,755,000
     4,400,000      International Home Foods,
                    Inc., Sr. Sub. Note,
                    10.375%, 11/1/2006                   4,510,000
     4,250,000    1 Triarc Consumer Products
                    Group, LLC, Sr. Sub. Note,
                    10.25%, 2/15/2009                    4,101,250
                    TOTAL                               18,511,250
                    FOOD SERVICES-1.7%
     1,000,000      Advantica Restaurant
                    Group, Sr. Note, 11.25%,
                    1/15/2008                              932,500
     7,900,000      AmeriServe Food
                    Distribution, Inc., Sr.
                    Sub. Note, 10.125%,
                    7/15/2007                            5,925,000
     3,925,000    1 Carrols Corp., Sr. Sub
                    Note, 9.50%, 12/1/2008               3,375,500
     3,500,000    1 Domino's, Inc., Sr. Sub
                    Note, 10.375%, 1/15/2009             3,500,000
     3,200,000    2 Nebco Evans Holding Co.,
                    Sr. Disc. Note, 0/12.375%,
                    7/15/2007                            1,392,000
                    TOTAL                               15,125,000
                    FOREST PRODUCTS-0.6%
     1,600,000    1 Packaging Corp. of
                    America, Sr. Sub. Note,
                    9.625%, 4/1/2009                     1,624,000
     2,050,000      Stone Container Corp., Sr.
                    Note, 11.50%, 10/1/2004              2,121,750
     2,000,000      Stone Container Corp., Sr.
                    Note, 12.58%, 8/1/2016               2,150,000
                    TOTAL                                5,895,750
                    HEALTH CARE-4.7%
       500,000      Alliance Imaging, Inc.,
                    Sr. Sub. Note, 9.54%,
                    12/15/2005                             455,000
     2,600,000      Alliance Imaging, Inc.,
                    Sr. Sub. Note, 9.625%,
                    12/15/2005                           2,444,000
     5,000,000      CONMED Corp., Sr. Sub.
                    Note, 9.00%, 3/15/2008               4,775,000
     2,750,000      Columbia/HCA Healthcare
                    Corp., Sr. Note, 6.91%,
                    6/15/2005                            2,472,470
     4,725,000      Dade International, Inc.,
                    Sr. Sub. Note, 11.125%,
                    5/1/2006                             4,949,438
     1,950,000      Everest Healthcare
                    Services Corp., Sr. Sub.
                    Note, 9.75%, 5/1/2008                1,784,250
     2,225,000      Genesis Health Ventures,
                    Inc., Sr. Sub. Note, 9.25%,
                    10/1/2006                            1,346,125
       700,000      Genesis Health Ventures,
                    Inc., Sr. Sub. Note, 9.75%,
                    6/15/2005                              437,500
     1,000,000    1 Genesis Health Ventures,
                    Inc., Sr. Sub. Note,
                    9.875%, 1/15/2009                      555,000
     1,750,000      Hudson Respiratory Care,
                    Inc., Sr. Sub. Note,
                    9.125%, 4/15/2008                    1,338,750
     2,975,000      Kinetic Concepts, Inc.,
                    Company Guarantee, 9.625%,
                    11/1/2007                            2,305,625
     3,500,000    1 Tenet Healthcare Corp.,
                    Sr. Note, 7.625%, 6/1/2008           3,228,750
     8,450,000      Tenet Healthcare Corp.,
                    Sr. Note, 8.00%, 1/15/2005           8,112,000
     6,000,000    1 Tenet Healthcare Corp.,
                    Sr. Sub. Note, 8.125%,
                    12/1/2008                            5,610,000
     3,650,000      Tenet Healthcare Corp.,
                    Sr. Sub. Note, 8.625%,
                    1/15/2007                            3,504,000
                    TOTAL                               43,317,908
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    HOTELS, MOTELS, INNS &
                    CASINOS-2.0%
  $  1,100,000      Courtyard by Marriott II
                    LP, Sr. Note, 10.75%,
                    2/1/2008                         $   1,105,500
     5,525,000      Florida Panthers Holdings,
                    Inc., Company Guarantee,
                    9.875%, 4/15/2009                    5,193,500
     2,900,000      HMH Properties, Inc., Sr.
                    Note, Series A, 7.875%,
                    8/1/2005                             2,740,500
     5,875,000      HMH Properties, Inc., Sr.
                    Note, Series B, 7.875%,
                    8/1/2008                             5,316,875
     4,200,000      HMH Properties, Inc., Sr.
                    Note, Series C, 8.45%,
                    12/1/2008                            3,927,000
                    TOTAL                               18,283,375
                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT-4.5%
     3,750,000      Amphenol Corp., Sr. Sub.
                    Note, 9.875%, 5/15/2007              3,787,500
     3,800,000      Cabot Safety Acquisition
                    Corp., Sr. Sub. Note,
                    12.50%, 7/15/2005                    4,056,500
     4,725,000      Continental Global Group,
                    Inc., Sr. Note, 11.00%,
                    4/1/2007                             3,189,375
     5,325,000      Euramax International PLC,
                    Sr. Sub. Note, 11.25%,
                    10/1/2006                            5,298,375
     1,625,000      ISG Resources, Inc., Sr.
                    Sub. Note, 10.00%,
                    4/15/2008                            1,584,375
     1,925,000      International Utility
                    Structures, Inc., Sr. Sub.
                    Note, 10.75%, 2/1/2008               1,799,875
     1,800,000      Johnstown America
                    Industries, Inc., Sr. Sub.
                    Note, 11.75%, 8/15/2005              1,845,000
     1,875,000      Johnstown America
                    Industries, Inc., Sr. Sub.
                    Note, Series C, 11.75%,
                    8/15/2005                            1,921,875
     5,000,000      MMI Products, Inc., Sr.
                    Sub. Note, 11.25%,
                    4/15/2007                            5,100,000
     2,200,000    1 Neenah Corp., Sr. Sub.
                    Note, 11.125%, 5/1/2007              2,139,500
     2,775,000      Neenah Corp., Sr. Sub.
                    Note, 11.125%, Series B,
                    5/1/2007                             2,698,688
     2,300,000      Unifrax Investment Corp.,
                    Sr. Note, 10.50%,
                    11/1/2003                            2,328,750
     5,525,000      WESCO Distribution, Inc.,
                    Sr. Sub. Note, 9.125%,
                    6/1/2008                             5,248,750
                    TOTAL                               40,998,563
                    LEISURE & ENTERTAINMENT-
                    2.1%
     6,109,000    2 AMF Group, Inc., Sr. Sub.
                    Disc. Note, 0/12.25%,
                    3/15/2006                            3,604,310
       100,000      AMF Group, Inc., Sr. Sub.
                    Note, 10.875%, 3/15/2006                73,500
    11,625,000    2 Premier Parks, Inc., Sr.
                    Disc. Note, 0/10.00%,
                    4/1/2008                             7,730,625
    10,950,000      Regal Cinemas, Inc., Sr.
                    Sub. Note, 9.50%, 6/1/2008           7,719,750
                    TOTAL                               19,128,185
                    MACHINERY & EQUIPMENT-3.5% 2,973,000 Alvey Systems, Inc.,
     Sr.
                    Sub. Note, 11.375%,
                    1/31/2003                            3,017,595
     5,525,000      Clark Material Handling
                    Corp., Sr. Note, 10.75%,
                    11/15/2006                           4,737,687
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    MACHINERY & EQUIPMENT-
                    CONTINUED
  $  1,400,000      Columbus McKinnon Corp.,
                    Sr. Sub. Note, Series B,
                    8.50%, 4/1/2008                  $   1,281,000
     2,775,000    1 Fairchild Corp., Sr. Sub.
                    Note, 10.75%, 4/15/2009              2,455,875
     3,500,000      National Equipment
                    Services, Inc., Sr. Sub.
                    Note, Series B, 10.00%,
                    11/30/2004                           3,517,500
     3,300,000    1 National Equipment
                    Services, Inc., Sr. Sub.
                    Note, Series C, 10.00%,
                    11/30/2004                           3,316,500
     1,250,000      NationsRent, Inc., Company
                    Guarantee, 10.375%,
                    12/15/2008                           1,250,000
     6,000,000      United Rentals, Inc., Sr.
                    Sub. Note, 9.25%,
                    1/15/2009                            5,850,000
     3,700,000      United Rentals, Inc., Sr.
                    Sub. Note, Series B, 9.00%,
                    4/1/2009                             3,561,250
     2,575,000    1 WEC Co., Sr. Note, 12.00%,
                    7/15/2009                            2,562,125
                    TOTAL                               31,549,532
                    METALS & MINING-1.0%
     3,525,000    1 AEI Holding Co., Inc., Sr.
                    Note, 10.50%, 12/15/2005             3,084,375
     5,900,000    1 AEI Resources, Inc., Sr.
                    Sub. Note, 11.50%,
                    12/15/2006                           5,044,500
       700,000      Murrin Murrin Holdings
                    Pty. Ltd., Sr. Secd. Note,
                    9.375%, 8/31/2007                      619,500
                    TOTAL                                8,748,375
                    OIL & GAS-3.4% 2,600,000 Chiles Offshore, LLC, Sr.
                    Note, 10.00%, 5/1/2008               2,249,000
       750,000    1 Comstock Resources, Inc.,
                    Sr. Note, 11.25%, 5/1/2007             780,000
     5,700,000      Continental Resources,
                    Inc., Sr. Sub. Note,
                    10.25%, 8/1/2008                     4,332,000
     2,075,000      DI Industries, Inc., Sr.
                    Note, 8.875%, 7/1/2007               1,867,500
     6,650,000    3 Dailey Petroleum Services
                    Corp., Company Guarantee,
                    9.50%, 2/15/2008                     4,422,250
     3,025,000      Forcenergy, Inc., Sr. Sub.
                    Note, 8.50%, 2/15/2007               2,525,875
     3,075,000      Forcenergy, Inc., Sr. Sub.
                    Note, 9.50%, 11/1/2006               2,567,625
     2,250,000      Pogo Producing Co., Sr.
                    Sub. Note, 8.75%,
                    5/15/2007                            2,143,125
     1,000,000      R&B Falcon Corp., Company
                    Guarantee, 9.50%,
                    12/15/2008                             952,500
     3,550,000      R&B Falcon Corp., Sr. Note,
                    12.25%, 3/15/2006                    3,763,000
     1,000,000      RBF Finance Co., Company
                    Guarantee, 11.00%,
                    3/15/2006                            1,065,000
     1,000,000      RBF Finance Co., Company
                    Guarantee, 11.375%,
                    3/15/2009                            1,065,000
     2,025,000    2 Universal Compression
                    Holdings, Inc., Sr. Disc.
                    Note, 0/11.375%, 2/15/2009           1,204,875
     3,150,000    2 Universal Compression
                    Holdings, Inc., Sr. Disc.
                    Note, 0/9.875%, 2/15/2008            1,937,250
                    TOTAL                               30,875,000
                    PRINTING & PUBLISHING-0.5%
       600,000      Garden State Newspapers,
                    Inc., Sr. Sub. Note, 8.75%,
                    10/1/2009                              568,500
     4,425,000      K-III Communications
                    Corp., Company Guarantee,
                    Series B, 8.50%, 2/1/2006            4,248,000
                    TOTAL                                4,816,500
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    SERVICES-1.1%
  $  2,057,000      Coinmach Corp., Sr. Note,
                    11.75%, 11/15/2005               $   2,211,275
     8,700,000    2 Crown Castle International
                    Corp., Sr. Disc. Note,
                    0/10.375%, 5/15/2011                 4,872,000
     2,450,000      SITEL Corp., Sr. Sub. Note,
                    9.25%, 3/15/2006                     2,033,500
     1,300,000    1 URS Corp., Sr. Sub. Note,
                    12.25%, 5/1/2009                     1,306,500
                    TOTAL                               10,423,275
                    STEEL-0.3%
     1,000,000      National Steel Corp., 1st
                    Mtg. Bond, 9.875%,
                    3/1/2009                             1,020,000
     1,275,000      Ryerson Tull, Inc., Sr.
                    Note, 9.125%, 7/15/2006              1,335,499
                    TOTAL                                2,355,499
                    SURFACE TRANSPORTATION-
                    2.4%
     2,050,000      Allied Holdings, Inc., Sr.
                    Note, 8.625%, 10/1/2007              1,875,750
     4,950,000    3 AmeriTruck Distribution
                    Corp., Sr. Sub. Note,
                    12.25%, 11/15/2005                     297,000
     3,125,000      Gearbulk Holding Ltd., Sr.
                    Note, 11.25%, 12/1/2004              3,187,500
       750,000      Railworks Corp., Company
                    Guarantee, 11.50%,
                    4/15/2009                              757,500
     8,300,000      Stena AB, Sr. Note, 10.50%,
                    12/15/2005                           8,300,000
     3,675,000      Stena AB, Sr. Note, 8.75%,
                    6/15/2007                            3,362,625
     2,500,000      Stena Line AB, Sr. Note,
                    10.625%, 6/1/2008                    1,862,500
     3,125,000    1 The Holt Group, Inc., Sr.
                    Note, 9.75%, 1/15/2006               2,078,125
                    TOTAL                               21,721,000
                    TELECOMMUNICATIONS &
                    CELLULAR-24.0%
     5,850,000    1 American Cellular Corp.,
                    Sr. Note, 10.50%,
                    5/15/2008                            6,084,000
     1,000,000      Arch Communications, Inc.,
                    Sr. Note, Series B, 12.75%,
                    7/1/2007                               835,000
     2,000,000    2 Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/10.80%, 5/15/2009                  1,090,000
     9,125,000    2 Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/8.94%, 8/15/2008                   4,973,125
     8,250,000    2 Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/9.27%, 8/15/2007                   5,156,250
     3,400,000    1 Centennial Cellular Corp.,
                    Sr. Sub. Note, 10.75%,
                    12/15/2008                           3,553,000
     2,000,000 1, 2 Dolphin Telecom PLC, Sr.
                    Disc. Note, 0/14.00%,
                    5/15/2009                              850,000
     7,125,000    2 E.Spire Communications,
                    Inc., Sr. Disc. Note,
                    0/12.75%, 4/1/2006                   4,061,250
     2,000,000    1 Hermes Europe Railtel
                    B.V., Sr. Note, 10.375%,
                    1/15/2009                            2,020,000
     8,650,000      Hermes Europe Railtel
                    B.V., Sr. Note, 11.50%,
                    8/15/2007                            8,974,375
     5,625,000    2 ICG Holdings, Inc., Sr.
                    Disc. Note, 0/12.50%,
                    5/1/2006                             4,530,262
     7,000,000    2 ICG Services, Inc., Sr.
                    Disc. Note, 0/9.875%,
                    5/1/2008                             3,915,240
     1,025,000      IXC Communications, Inc.,
                    Sr. Sub. Note, 9.00%,
                    4/15/2008                            1,019,875
     5,150,000    2 Intermedia Communications,
                    Inc., Sr. Disc. Note,
                    0/11.25%, 7/15/2007                  3,579,250
PRINCIPAL
AMOUNT                                             VALUE
                    CORPORATE BONDS-continued
                    TELECOMMUNICATIONS &
                    CELLULAR-CONTINUED
  $ 10,925,000    2 Intermedia Communications,
                    Inc., Sr. Disc. Note,
                    0/12.50%, 5/15/2006              $   8,903,875
     2,000,000 1, 2 Intermedia Communications,
                    Inc., Sr. Sub. Disc. Note,
                    Series B, 0/12.25%,
                    3/1/2009                             1,100,000
     1,225,000      Intermedia Communications,
                    Inc., Sr. Note, 8.60%,
                    6/1/2008                             1,090,250
     3,325,000      Intermedia Communications,
                    Inc., Sr. Note, 8.875%,
                    11/1/2007                            2,975,875
    16,450,000    1 Level 3 Communications,
                    Inc., Sr. Disc. Note,
                    0/10.50%, 12/1/2008                  9,376,500
     9,900,000      Level 3 Communications,
                    Inc., Sr. Note, 9.125%,
                    5/1/2008                             9,256,500
    12,575,000    2 McLeod, Inc., Sr. Disc.
                    Note, 0/10.50%, 3/1/2007             9,871,375
     1,500,000      McLeod, Inc., Sr. Note,
                    8.375%, 3/15/2008                    1,421,249
     1,125,000      McLeod, Inc., Sr. Note,
                    9.25%, 7/15/2007                     1,122,188
     2,000,000    2 MetroNet Communications
                    Corp., Sr. Disc. Note,
                    0/10.75%, 11/1/2007                  1,610,000
     4,200,000      MetroNet Communications
                    Corp., Sr. Note, 12.00%,
                    8/15/2007                            4,893,000
     4,700,000    2 MetroNet Escrow Corp., Sr.
                    Disc. Note, 0/9.95%,
                    6/15/2008                            3,583,750
     4,400,000    1 MetroNet Escrow Corp., Sr.
                    Note, 10.625%, 11/1/2008             4,994,000
    10,100,000    2 Millicom International
                    Cellular S.A., Sr. Disc.
                    Note, 0/13.50%, 6/1/2006             7,171,000
     6,350,000    2 NEXTEL Communications,
                    Inc., Sr. Disc. Note,
                    0/10.65%, 9/15/2007                  4,714,875
    12,300,000    2 NEXTEL Communications,
                    Inc., Sr. Disc. Note,
                    0/9.95%, 2/15/2008                   8,610,000
     3,400,000    2 NEXTLINK Communications,
                    Inc., Sr. Disc. Note,
                    0/12.25%, 6/1/2009                   1,989,000
     6,000,000    2 NEXTLINK Communications,
                    Inc., Sr. Disc. Note,
                    0/9.45%, 4/15/2008                   3,630,000
     6,600,000      NEXTLINK Communications,
                    Inc., Sr. Note, 10.75%,
                    6/1/2009                             6,699,000
     3,000,000      NEXTLINK Communications,
                    Inc., Sr. Note, 9.00%,
                    3/15/2008                            2,827,500
     3,500,000    2 Nextel International,
                    Inc., Sr. Disc. Note,
                    0/12.125%, 4/15/2008                 1,823,675
     3,250,000 1, 2 Nextel Partners, Inc., Sr.
                    Disc. Note, 0/14.00%,
                    2/1/2009                             1,966,250
     7,850,000      Paging Network, Inc., Sr.
                    Sub. Note, 10.00%,
                    10/15/2008                           4,592,250
     5,350,000      Pathnet, Inc., Unit,
                    12.25%, 4/15/2008                    3,076,250
     3,400,000      PsiNet, Inc., Sr. Note,
                    10.00%, 2/15/2005                    3,298,000
     2,600,000    1 PsiNet, Inc., Sr. Note,
                    11.00%, 8/1/2009                     2,600,000
     2,925,000      PsiNet, Inc., Sr. Note,
                    11.50%, 11/1/2008                    3,005,438
     5,000,000    2 Qwest Communications
                    International, Inc., Sr.
                    Disc. Note, 0/8.29%,
                    2/1/2008                             3,662,500
     3,241,000      Qwest Communications
                    International, Inc., Sr.
                    Note, 10.875%, 4/1/2007              3,670,433
     4,200,000      Rogers Cantel Mobile,
                    Inc., Sr. Sub. Note, 8.80%,
                    10/1/2007                            4,315,500
     1,000,000    1 Tele1 Europe B.V., Unit,
                    13.00%, 5/15/2009                    1,062,500
     3,675,000    2 Telesystem International
                    Wireless, Inc., Sr. Disc.
                    Note, 0/10.50%, 11/1/2007            1,561,875
     8,350,000    2 Telesystem International
                    Wireless, Inc., Sr. Disc.
                    Note, 0/13.25%, 6/30/2007            4,133,250
     4,575,000    2 Teligent AB, Sr. Disc.
                    Note, 0/11.50%, 3/1/2008             2,630,625
PRINCIPAL
AMOUNT
OR SHARES                                          VALUE
                    CORPORATE BONDS-continued
                    TELECOMMUNICATIONS &
                    CELLULAR-CONTINUED
  $  6,250,000      Teligent AB, Sr. Note,
                    11.50%, 12/1/2007                $   6,031,250
     8,500,000    2 Triton PCS, Inc., Sr. Disc.
                    Note, 0/11.00%, 5/1/2008             5,865,000
     1,000,000      US Xchange, L.L.C., Sr.
                    Note, 15.00%, 7/1/2008               1,012,500
     4,325,000      USA Mobile Communications,
                    Inc., Sr. Note, 9.50%,
                    2/1/2004                             3,481,625
     2,650,000    1 Verio, Inc., Sr. Note,
                    11.25%, 12/1/2008                    2,729,500
     1,000,000    1 Viatel, Inc., Sr. Note,
                    11.50%, 3/15/2009                    1,000,000
     2,275,000    2 Viatel, Inc., Unit,
                    0/12.50%, 4/15/2008                  1,376,375
     5,750,000      Viatel, Inc., Unit,
                    11.25%, 4/15/2008                    5,663,750
     3,850,000    2 WinStar Communications,
                    Inc., Sr. Sub. Defd. Deb.,
                    0/11.00%, 3/15/2008                  3,561,250
                    TOTAL                              218,601,360
                    TOTAL CORPORATE BONDS
                    (IDENTIFIED COST
                    $913,214,533)                      826,347,602
                    COMMON STOCKS/WARANTS-0.2%
                    BUSINESS EQUIPMENT &
                    SERVICES-0.0%
         3,725 1, 3 Electronic Retailing
                    Systems International,
                    Inc., Warrants                          18,625
                    CABLE TELEVISION-0.1%
         2,525 1, 3 Australis Holdings
                    Property Ltd., Warrants                      0
            68      CS Wireless Systems, Inc.                    9
         9,675    3 Diva Systems Corp.,
                    Warrants                                77,400
         6,994    3 Pegasus Communications
                    Corp.                                  293,748
         3,450    3 Pegasus Communications
                    Corp., Warrants                        243,225
         9,825    3 UIH Australia/Pacific,
                    Warrants                               245,625
         9,000    3 Wireless One, Inc.,
                    Warrants                                     0
                    TOTAL                                  860,007
                    CHEMICALS & PLASTICS-0.0%
         4,675    3 Sterling Chemicals
                    Holdings, Inc., Warrants                70,125
                    CONSUMER PRODUCTS-0.0%
         5,000 1, 3 IHF Capital, Inc.,
                    Warrants                                 2,500
                    METALS & MINING-0.0%
       138,395    3 Royal Oak Mines, Inc.  0
                    OIL & GAS-0.0%
         2,400    1 R&B Falcon Corp., Warrants              36,600
SHARES                                             VALUE
                    COMMON STOCKS/WARANTS-
                    continued
                    PRINTING & PUBLISHING-0.1%
         5,350    3 Affiliated Newspaper
                    Investments, Inc.                $     802,500
                    STEEL-0.0%
         1,800 1, 3 Bar Technologies, Inc.,
                    Warrants                                36,000
                    TELECOMMUNICATIONS &
                    CELLULAR-0.0%
         4,200 1, 3 MetroNet Communications
                    Corp., Warrants                        323,400
         5,350 1, 3 Pathnet, Inc., Warrants                 54,169
                    TOTAL                                  377,569
                    TOTAL COMMON
                    STOCKS/WARRANTS
                    (IDENTIFIED COST $823,515)           2,203,926
                    PREFERRED STOCKS-5.1%
                    BANKING-0.1%
        57,000      California Federal
                    Preferred Capital Corp.,
                    REIT Perpetual Pfd. Stock,
                    Series A, $2.28                      1,417,875
                    BROADCAST RADIO & TV-1.9%
         3,375      Benedek Communications
                    Corp., Sr. Exchangeable
                    PIK                                  2,565,000
        34,776      Capstar Broadcasting
                    Corp., Cumulative
                    Exchangeable Pfd. Stock,
                    Series E                             4,190,555
        26,944      Capstar Broadcasting
                    Partners, Inc., Sr. Pfd.,
                    $12.00                               3,078,352
         1,716      Cumulus Media, Inc.,
                    Cumulative Sr. Red. Pfd.
                    Stk., Series A, $3.44                1,913,537
        53,125      Sinclair Broadcast Group,
                    Inc., Cumulative Pfd.,
                    $11.63                               5,445,313
                    TOTAL                               17,192,757
                    CABLE TELEVISION-0.5%
         5,071      Pegasus Communications
                    Corp., Cumulative PIK
                    Pfd., Series A, 12.75%               5,097,320
                    FOOD SERVICES-0.1%
        29,478      Nebco Evans Holding Co.,
                    Exchangeable Pfd. Stock                987,526
                    FOREST PRODUCTS-0.1%
         8,750    1 Packaging Corp. of
                    America, Sr. Exchangeable
                    PIK                                    960,312
                    HEALTH CARE-0.1%
        11,826      River Holding Corp., Sr.
                    Exchangeable PIK                       762,375
                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT-0.3%
         2,000      Fairfield Manufacturing
                    Co., Inc., Cumulative
                    Exchangeable Pfd. Stock              2,070,000
            60    1 International Utility
                    Structures, Inc., Unit                  55,950
           300    1 International Utility
                    Structures, Inc., Unit,
                    $13.00                                 286,500
                    TOTAL                                2,412,450
                    OIL & GAS-0.3%
         2,491      R&B Falcon Corp., PIK Pfd.,
                    13.875%                              2,348,308
SHARES OR
PRINCIPAL
AMOUNT                                             VALUE
                    PREFERRED STOCKS-continued
                    PRINTING & PUBLISHING-1.1%
        75,100      Primedia, Inc.,
                    Exchangeable Pfd. Stock,
                    Series H, $2.16                  $   7,510,000
        23,750      Primedia, Inc., Pfd.,
                    $9.20                                2,303,750
                    TOTAL                                9,813,750
                    TELECOMMUNICATIONS &
                    CELLULAR-0.6%
         3,733      NEXTEL Communications,
                    Inc., Cumulative PIK Pfd.,
                    Series D, 13.00%                     3,900,985
         1,532      NEXTEL Communications,
                    Inc., Exchangeable Pfd.
                    Stock, Series E                      1,509,481
                    TOTAL                                5,410,466
                    TOTAL PREFERRED STOCKS
                    (IDENTIFIED COST
                    $48,141,593)                        46,403,139
                    REPURCHASE AGREEMENT-2.8%
                    4
  $ 25,555,000      Salomon Brothers, Inc.,
                    5.50%, dated 8/31/1999,
                    due 9/1/1999 (at amortized
                    cost)                               25,555,000
                    TOTAL INVESTMENTS
                    (IDENTIFIED COST
                    $987,734,641) 5                  $ 900,509,667


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Board of Trustees. At August 31, 1999, these securities amounted to $149,168,618 which represents 16.3% of net assets.

2 Denotes a zero coupon bond with effective rate at time of purchase.

3 Non-income producing security.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements is through participation in joint accounts with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $987,734,641. The net unrealized depreciation of investments on a federal tax basis amounts to $87,224,974 which is comprised of $11,593,518 appreciation and $98,818,492 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($913,451,750) at August 31, 1999.

The following acronyms are used throughout this portfolio:


BIG -Bond Investors Guaranty
GTD -Guaranty
HDA -Hospital Development Authority
PCs -Participation Certificates
PIK -Payment in Kind
REIT -Real Estate Investment Trust



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$987,734,641)                                   $   900,509,667
Cash                                                    622,152
Income receivable                                    16,427,392
Receivable for investments
sold                                                  3,188,527
Receivable for shares sold                            3,241,648
TOTAL ASSETS                                        923,989,386
LIABILITIES:
Payable for investments
purchased                       $   109,710
Payable for shares
redeemed                          2,753,220
Income distribution
payable                           7,507,632
Payable for taxes withheld            3,322
Accrued expenses                    163,752
TOTAL LIABILITIES                                    10,537,636
Net assets for 107,759,018
shares outstanding                              $   913,451,750
NET ASSETS CONSIST OF:
Paid in capital                                 $ 1,014,466,776
Net unrealized
depreciation of
investments                                         (87,224,974)
Accumulated net realized
loss on investments                                 (14,674,329)
Undistributed net
investment income                                       884,277
TOTAL NET ASSETS                                $   913,451,750
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$913,451,750 / 107,759,018
shares outstanding                                        $8.48


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                            $   2,353,967
Interest (net of foreign
taxes withheld of $3,336)                                               51,020,073
TOTAL INCOME                                                            53,374,040
EXPENSES:
Investment advisory fee                           $  3,938,409
Administrative personnel
and services fee                                       395,942
Custodian fees                                          46,111
Transfer and dividend
disbursing agent fees and
expenses                                               232,139
Directors'/Trustees' fees                                8,514
Auditing fees                                           12,179
Legal fees                                              38,041
Portfolio accounting fees                               71,155
Shareholder services fee                             1,312,803
Share registration costs                                36,663
Printing and postage                                    50,415
Insurance premiums                                       2,758
Miscellaneous                                            1,666
TOTAL EXPENSES                                       6,146,795
WAIVERS:
Waiver of investment
advisory fee                   $  (1,245,954)
Waiver of shareholder
services fee                        (262,561)
TOTAL WAIVERS                                        (1,508,515)
Net expenses                                                             4,638,280
Net investment income                                                   48,735,760
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                             (1,196,219)
Net change in unrealized
depreciation
of investments                                                         (50,335,740)
Net realized and
unrealized loss on
investments                                                            (51,531,959)
Change in net assets
resulting from operations                                            $  (2,796,199)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                   SIX MONTHS
                                   ENDED                 YEAR
                                   (unaudited)           ENDED
                                   AUGUST 31,            FEBRUARY 28,
                                   1999                  1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income               $   48,735,760       $    103,534,271
Net realized gain (loss) on
investments ($(1,196,219)
and $2,188,032,
respectively, as computed
for federal tax purposes)               (1,196,219)              2,188,032
Net change in unrealized
depreciation                           (50,335,740)            (93,988,696)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS               (2,796,199)             11,733,607
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                      (48,494,838)           (103,375,232)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                 455,356,938           1,105,476,358
Net asset value of shares
issued to shareholders in
payment of
distributions declared                  27,192,715              72,053,130
Cost of shares redeemed               (587,647,245)         (1,215,110,331)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          (105,097,592)            (37,580,843)
Change in net assets                  (156,388,629)           (129,222,468)
NET ASSETS:
Beginning of period                  1,069,840,379           1,199,062,847
End of period (including
undistributed net
investment income of
$884,277 and $643,355,
respectively)                      $   913,451,750        $  1,069,840,379


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS
                              (unaudited)
                              AUGUST 31,        YEAR ENDED FEBRUARY 28 OR 29,
                              1999              1999           1998           1997         1996
1995
NET ASSET VALUE, BEGINNING
OF PERIOD                     $ 8.92           $ 9.73         $ 9.41          $ 9.09       $ 8.57       $ 9.48
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income           0.34             0.83           0.82            0.85         0.85         0.84
Net realized and
unrealized gain (loss)
on investments                 (0.44   )        (0.81)          0.32            0.33         0.51        (0.90  )
TOTAL FROM INVESTMENT
OPERATIONS                     (0.10   )         0.02           1.14            1.18         1.36        (0.06  )
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.34   )        (0.83)         (0.82)          (0.85)       (0.84)       (0.84  )
Distributions in excess of
net investment income 1            -                -              -           (0.01)           -        (0.01  )
TOTAL DISTRIBUTIONS            (0.34   )        (0.83)         (0.82)          (0.86)       (0.84)       (0.85  )
NET ASSET VALUE, END
OF PERIOD                     $ 8.48           $ 8.92         $ 9.73          $ 9.41       $ 9.09       $ 8.57
TOTAL RETURN 2                 (0.41  %)         0.33%         12.74%          13.74%       16.47%       (0.32% )

RATIOS TO AVERAGE
NET ASSETS:
Expenses 3                      1.17%  4         1.14%          1.15%           1.16%        1.18%        1.07  %
Net investment income 3         8.99%  4         8.76%          8.46%           9.17%        9.23%        9.48  %
Expenses (after waivers)        0.88%  4         0.88%          0.88%           0.88%        0.88%        0.85  %
Net investment income
(after waivers)                 9.28%  4         9.02%          8.73%           9.45%        9.53%        9.70  %
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)               $913,452       $1,069,840     $1,199,063        $938,363     $673,779     $464,604
Portfolio turnover                29   %           47%            84%             81%          87%          99  %


1 Distributions in excess of net investment income for the periods ended February 28, 1997, and 1995, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999 (UNAUDITED)

ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Trust's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return on capital for federal income tax purposes.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28,1999, the Trust, for federal tax purposes, had a capital loss carryforward of $7,981,977, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



EXPIRATION  YEAR  Expiration Amount
2000                    $6,525,373
2003                    $1,456,604


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:




                              SIX MONTHS      YEAR
                              ENDED           ENDED
                              AUGUST 31,      FEBRUARY 28,
                              1999            1999
Shares sold                    51,282,724      120,541,310
Shares issued to
shareholders in payment of
distributions declared          3,061,402        7,818,612
Shares redeemed               (66,503,829)    (131,659,365)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            (12,159,703)      (3,299,443)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 1999, were as follows:


Purchases     $ 291,292,595
Sales         $ 453,436,112


YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. THOMAS MADDEN

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

KEITH A. ANTLE

Assistant Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Federated High Yield Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

AUGUST 31, 1999

 [Graphic]
 Federated
 Federated High Yield Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/99)

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